Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes
	For the years ended December 31
	2019	2018
Non-PRC operations	$(19,742)	$(7,626)
PRC operations	2,377,914	2,699,936
Total income before income taxes	$2,358,172	$2,692,310

Schedule of income tax expense
	For the years ended December 31,
	2019	2018
Current tax expense
PRC	$32,442	$101,128
Deferred tax expense
PRC	306,736	371,567
Total income tax expense	$339,178	$472,695

Schedule of deferred tax assets and liabilities

	As of December 31,
	2019	2018
Deferred tax assets
Net operating loss	$2,867	$18,694
Deferred revenue	190,798	197,163
Unbilled cost	249,741	234,623
Software amortization	99,574	-
Allowance for doubtful accounts	30,597	89,159
Inventories obsolescence	4,035	18,840
Unrealized losses on trading securities	780	9,931
Accrued Bonus	30,152	29,121
Other	16,352	25,125
Total deferred tax assets	624,896	622,656
Deferred tax liabilities
Unbilled revenue	(1,144,704)	(845,714)
Deferred government subsidiary income	(42,475)	(33,621)
Other	(1,374)	(5,958)
Total deferred tax liabilities	(1,188,553)	(885,293)
Net deferred tax liabilities/assets	$(563,657)	$(262,637)

Schedule of a reconciliation of income tax expense

	For the years ended December 31,
	2019	2018
PRC statutory tax rate	25.0%	25.0%
Permanent difference
For deferred offering costs	(3.8)%	(3.5)%
For others	0.4%	1.0%
Tax holiday effect	(7.2)%	(4.9)%
Effective tax rate	14.4%	17.6%